ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable and the allowance for doubtful debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
ACCOUNTS AND NOTES RECEIVABLE, NET
Accounts receivable	¥ 913,902	$ 140,062	¥ 722,840
Notes receivable	2,252	345	2,146
Allowance for doubtful debt	(68,921)	(10,563)	(67,828)	$ (10,395)	¥ (70,970)
Accounts and notes receivable, net	¥ 847,233	$ 129,844	¥ 657,158